Convertible Notes Receivable (Tables)	6 Months Ended
Jun. 30, 2020
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Schedule of the Company's Convertible Note Receivable
A continuity schedule of these convertible notes from January 1, 2019 to June 30, 2020 is presented below:

(in thousands)	Kutcho Convertible Note	Gold X Convertible Note	Total

At January 1, 2019	$12,899	$-	$12,899
Fair value gain (loss) reflected in net earnings	871	-	871

At March 31, 2019	$13,770	$-	$13,770
Fair value gain (loss) reflected in net earnings	(1,934)	-	(1,934)
At June 30, 2019	$11,836	$-	$11,836
Fair value gain (loss) reflected in net earnings	1	19	20
Amount advanced	-	10,000	10,000

At December 31, 2019	$11,837	$10,019	$21,856
Fair value gain (loss) reflected in net earnings	(1,000)	210	(790)

At March 31, 2020	$10,837	$10,229	$21,066
Fair value gain (loss) reflected in net earnings	-	3,267	3,267

At June 30, 2020	$10,837	$13,496	$24,333